Restatement	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Restatement
Restatement

Note 2. Restatement

The Company has restated its previously unaudited condensed consolidated balance sheet as of December 31, 2012 to correct the following misstatements:

Valuation and Impairment of Music Licensing Rights

During 2011, the Company improperly estimated the fair value of 400,000,000 shares of common stock issued as consideration for the music licensing rights and recorded the rights as an intangible asset with an initial carrying value of $40,000,000. During 2013, the Company determined that a proper estimate of the fair value of the 400,000,000 million shares of common stock issued as consideration for the music licensing rights should be based on the quoted trading price of the Company’s common stock on the date of the licensing agreement, which was May 31, 2011. Accordingly, the Company estimated the fair value of the Music License Rights at $1,600,000.

During 2011 and 2012, the Company incorrectly concluded that the Music Rights were not impaired. During 2013, the Company determined that it had improperly assessed the nature of the rights provided by the licensing agreement and concluded that the rights had no value to the Company due to its inability to perfect its rights to the underlying music library. Accordingly, the Company is restating its consolidated financial statements to recognize an impairment of the music license rights in 2011 and reduce their carrying value to zero as of December 31, 2012 and September 30, 2013.

Settlement of Obligations of Emax Media, Inc. and Affiliates

At various times since May 31, 2011, the Company has issued common stock in settlement of certain obligations of Emax Media, Inc. and its affiliates. Many of these obligations were improperly recorded on the Company’s books and records as obligations of the Company. The Company is restating its consolidated financial statements to reflect these issuances as Due from Emax Media, Inc. and Affiliates, presented at their grant date fair values as contra-equity.

Advances from the Related Parties

During 2012, the 33% member in New Beginnings, Emax Media, Inc. and it’s affiliates paid $119,301 directly to vendors of the Company related to the production of the December 2012 concert event. Edwin Winfield, an officer of ZZYX Entertainment and a affiliate of New Beginnings advanced $30,000 in cash to the Company. The Company also agreed to issue 30,000,000 shares of common stock with a grant date fair value of $345,000 to Rick Garson, an officer of ZZYX Entertainment, the 33% member in New Beginnings. The Company has restated its financial statements to reflect these amounts as due to related parties.

Non-Controlling Interest in Majority Owned Subsidiary

The Company did not properly present amounts attributable to the non-controlling members of New Beginning.

Stock Based Compensation

The Company did not record expenses associated with stock options granted during the years ended December 31, 2012 and 2011. The Company did not record expense related to consulting fees settled by an officer of the Company by transferring common stock to the provider of services.

Debt Settlement

During the year ended December 31, 2012, the Company settled notes payable of the Company with an aggregate face value of $1,244,019 with the issuance of 13,035,000 share of common stock with a fair value of $514,059. The Company did not record a gain on settlement for the excess of the face value of the notes over the fair value of the common stock issued. The Company received notice from a note holder that was issued common stock in settlement of amounts outstanding as of December 31, 2011. The notice indicated that the amounts remained outstanding and due with interest. The Company has restated its financial statements to reflect this potential obligation and the gain on settlement.

The following summarizes the restatements as of December 31, 2012.

	As Reported	Adjustment	Restated
Cash	$9,995	$-	$9,995
Music licensing rights	40,000,000	(40,000,000)	-
Total assets	$40,009,995	$(40,000,000)	$9,995
Due to Emax Media, Inc. and Affiliates	-	224,203	224,203
Accounts payable	-	1,640	1,640
Due to related parties	-	494,301	494,301
Notes payable and accrued interest	-	83,027	83,027
Stockholders’ equity (deficit)	39,806,716	(40,282,778)	(476,062)
Non-controlling Interest	-	(317,114)	(317,114)
Total liabilities and equity (deficiency)	$40,009,995	$(40,000,000)	$9,995

Note 2. Restatement

The Company is restating its previously unaudited consolidated financial statements as of and for the years ended December 31, 2012 and 2011 to correct the following misstatements:

Valuation and Impairment of Music Licensing Rights

During 2011, the Company improperly estimated the fair value of 400,000,000 shares of common stock issued as consideration for the music licensing rights and recorded the rights as an intangible asset with an initial carrying value of $40,000,000. During 2013, the Company determined that a proper estimate of the fair value of the 400,000,000 million shares of common stock issued as consideration for the music licensing rights should be based on the quoted trading price of the Company’s common stock on the date of the licensing agreement, which was May 31, 2011. Accordingly, the Company estimated the fair value of the Music License Rights at $1,600,000.

During 2011 and 2012, the Company incorrectly concluded that the Music Rights were not impaired. During 2013, the Company determined that it had improperly assessed the nature of the rights provided by the licensing agreement and concluded that the rights had no value to the Company due to its inability to perfect its rights to the underlying music library. Accordingly, the Company is restating its consolidated financial statements to recognize an impairment of the music license rights in 2011 and reduce their carrying value to zero as of December 31, 2011 and 2012.

Settlement of Obligations of Emax Media, Inc. and Affiliates

At various times since May 31, 2011, the Company has issued common stock in settlement of certain obligations of Emax Media, Inc. and its affiliates. Many of these obligations were improperly recorded on the Company’s books and records as obligations of the Company. The Company is restating its consolidated financial statements to reflect these issuances as Due from Emax Media, Inc. and Affiliates, presented at their grant date fair values as contra-equity.

Advances from the Related Parties

During 2012, the 33% member in New Beginnings, Emax Media, Inc. and it’s affiliates paid $119,301 directly to vendors of the Company related to the production of the December 2012 concert event. An affiliate of New Beginnings advanced $30,000 in cash to the Company. The Company also agreed to issue 30,000,000 shares of common stock with a grant date fair value of $345,000 to an officer of the 33% member in New Beginnings. The Company has restated its financial statements to reflect these amounts as due to related parties.

Non-Controlling Interest in Majority Owned Subsidiary

The Company did not properly present amounts attributable to the non-controlling members of New Beginning.

Stock Based Compensation

The Company did not record expenses associated with stock options granted during the years ended December 31, 2012 and 2011. The Company did not record expense related to consulting fees settled by an officer of the Company by transferring common stock to the provider of services. See Note 4.

Debt Settlement

During the year ended December 31, 2012, the Company settled notes payable of the Company with an aggregate face value of $1,244,009 with the issuance of 13,035,000 share of common stock with a fair value of $514,049. The Company did not record a gain on settlement for the excess of the face value of the notes over the fair value of the common stock issued. The Company received notice from a note holder that was issued common stock in settlement of amounts outstanding as of December 31, 2011. The notice indicated that the amounts remained outstanding and due with interest. The Company has restated its financial statements to reflect this potential obligation and the gain on settlement.

The following summarizes the restatements as of and for the year ended December 31, 2012.

	As Reported	Adjustment	Restated
Cash	$9,995	$-	$9,995
Music licensing rights	40,000,000	(40,000,000)	-
Total assets	$40,009,995	$(40,000,000)	$9,995
Due to Emax Media, Inc. and Affiliates	-	224,203	224,203
Accounts payable	-	1,640	1,640
Due to related parties	-	494,301	494,301
Notes payable and accrued interest	-	83,027	83,027
Stockholders’ equity (deficit)	39,806,716	(40,282,778)	(476,062)
Non-controlling Interest	-	(317,114)	(317,114)
Total liabilities and equity (deficiency)	$40,009,995	$(40,000,000)	$9,995

	As Reported	Adjustment	Restated
Revenues	$134,300	$(134,300)	$-
Operating expenses	1,182,072	4,553,728	5,735,800
Gain on settlement of debt	-	729,960	729,960
Interest expense	-	5,949	5,949
Net loss	$(1,047,772)	$(3,964,017)	$(5,011,789)
Net loss attributable to non-controlling interest	-	317,114	317,114
Net loss attributable to Mindpix stockholders	$(1,047,772)	$(3,646,903)	$(4,694,675)
Net loss per share	$(0.00)	$(0.01)	$(0.01)

The following summarizes the restatements as of and for the year ended December 31, 2011.

	As Reported	Adjustment	Restated
Cash	$6,004	$(6,004)	$-
Music licensing rights	40,000,000	(40,000,000)	-
Total assets	$40,006,004	$(40,006,004)	$-
Accounts payable and accrued expenses	$104,481	$(100,149)	$4,332
Notes payable	2,755,500	(1,434,413)	1,321,087
Due to Emax and Affiliates	-	3,515	3,515
Stockholders’ equity (deficit)	37,146,023	(38,471,442)	(1,328,934)
Total liabilities and equity (deficiency)	$40,006,004	$(40,006,004)	$-

	As Reported	Adjustment	Restated
Revenues	$-	$-	$-
Operating expenses	1,542,298	(1,439,888)	105,925
Interest expense	-	5,949	5,949
Impairment loss	-	1,600,000	1,600,000
Net loss	$(1,542,298)	$(166,061)	$(1,711,874)
Net loss per share	$(0.00)	$(0.00)	$(0.01)